Fair Value Measurements - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Preferred stock warrant liability
FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisLineItems
Gain Loss from changes in fair value of warrant liability	$ 200
Fair Value, Recurring | Revenue Interest Obligation.
FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisLineItems
Liabilities	19,383	$ 19,290
Fair Value, Recurring | Level 3 | Revenue Interest Obligation.
FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisLineItems
Liabilities	$ 19,383	$ 19,290